STOCK-BASED COMPENSATION - Summary of Status of Non-vested Restricted Shares (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
STOCK-BASED COMPENSATION
Number of RSUs, Unvested Beginning of period	2,260	3,578	3,578
Number of RSUs, Forfeited	(565)	(189)
Number of RSUs, Unvested End of period	1,695	3,389	2,260
Weighted Average Grant Date Fair Value, Unvested RSUs Beginning of period	$ 70.00	$ 70.00	$ 70.00
Weighted Average Grant Date Fair Value, Forfeited	70.00	70.00
Weighted Average Grant Date Fair Value, Unvested RSUs End of period	$ 70.00	$ 70.00	$ 70.00